Schedule of Marketing and Advertising Costs (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Total Sales and Marketing	$ 95,575		$ 20,595	$ 18,624